Litigation	12 Months Ended
Dec. 31, 2013
Litigation

14.    Litigation

From time to time, the Company may become involved in litigation relating to claims arising from the ordinary course of business. Management believes that there are currently no claims or actions pending against the Company, the ultimate disposition of which could have a material adverse effect on the Company’s results of operations, financial condition or cash flows.